Other long-term receivables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Other long-term receivables
R&D tax incentive	€ 1,110,000	€ 999,000
Prepayment option	112,000
Cash guarantees	395,000	167,000
Total other long term receivables	€ 1,617,000	€ 1,166,000